10. INVENTORY	12 Months Ended
Dec. 31, 2017
Inventory Abstract
10. INVENTORY

As of December 31, 2017 and 2016, inventory is detailed as follows:

	As of December 31, 2017	As of December 31, 2016
Classes of inventory	ThCh$	ThCh$
Wine in bulk (a)	154,421,580	149,875,913
Bottled wines (b)	54,032,816	57,524,535
Semi-finished wines	5,945,781	4,763,079
Liquors	4,273,575	3,400,754
Material and Supplies (c)	12,816,687	11,387,419
Other Products	4,242,652	3,338,056
Total inventory, net	235,733,091	230,289,756

(a)	Within “Wine in bulk” is included the non-bottled wine.

(b)	Within bottled wines is included the wine once concluded the bottling process.

(c)	In material and supplies are included all those necessary resources for the wine production.

(d)	In other products are all those inventory not included in the above lines, such as beverages other than wine and merchandising material.

Changes of estimates to obsolescence are as follows:

	As of December 31, 2017	As of December 31, 2016	As of December 31, 2015
	ThCh$	ThCh$	ThCh$
Beginning balance	(2,306,166)	(2,481,150)	(3,036,299)
Estimation of obsolescence	(1,339,215)	(1,114,952)	(3,071,587)
Use of provision	1,897,792	1,289,936	3,626,736
Total	(1,747,589)	(2,306,166)	(2,481,150)

From total cost of sale, the amounts corresponding to direct costs are as follows:

	As of December 31, 2017	As of December 31, 2016	As of December 31, 2015
	ThCh$	ThCh$	ThCh$
Direct cost	382,485,664	385,682,789	365,309,652

There is no inventory pledged as collateral for debt compliance.

There is no non-current inventory as of December 31, 2017 and 2016, because it is available for sale to the public once it is produced. The stocks for which technical or elaboration involves a cycle of more than twelve months represent a marginal total.